VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—4.1%
U.S. Treasury Bonds
2.875%, 5/15/49	$ 200	$ 152
1.875%, 11/15/51	575	344
4.000%, 11/15/52	1,655	1,556
3.625%, 5/15/53	545	479
4.750%, 11/15/53	875	934
4.250%, 2/15/54	490	482
Total U.S. Government Securities (Identified Cost $4,369)		3,947

Foreign Government Securities—6.2%
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	95	88
144A 8.500%, 1/31/47(2)	158	125
Bolivarian Republic of Venezuela
9.375%, 1/13/34(3)	295	50
RegS 7.650%, 4/21/25(3)(4)	825	115
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/29	665BRL	130
Dominican Republic 144A 4.875%, 9/23/32(2)	230	206
Federative Republic of Brazil 6.000%, 10/20/33	295	292
Hungary Government International Bond 144A 6.250%, 9/22/32(2)	225	234
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	205	189
Republic of Angola 144A 8.250%, 5/9/28(2)	240	231
Republic of Argentina 3.500%, 7/9/41(5)	544	219
Republic of Ecuador 144A 6.000%, 7/31/30(2)(5)	163	110
Republic of Ghana 144A 8.125%, 3/26/32(2)(3)	85	43
Republic of Ivory Coast 144A 6.375%, 3/3/28(2)	200	197
Republic of Panama
3.875%, 3/17/28	110	100
7.500%, 3/1/31	4	4
8.000%, 3/1/38	120	126
Republic of Philippines 3.700%, 3/1/41	280	231
Republic of Poland 4.875%, 10/4/33	270	266
Republic of Serbia 144A 6.500%, 9/26/33(2)	200	204
Republic of South Africa 5.875%, 6/22/30	300	277
Republic of Turkiye
7.625%, 4/26/29	265	270
9.125%, 7/13/30	335	363
Romania Government International Bond 144A 7.125%, 1/17/33(2)	220	235
	Par Value(1)	Value

Foreign Government Securities—continued
Saudi International Bond
144A 4.875%, 7/18/33(2)	$ 530	$ 527
144A 4.500%, 10/26/46(2)	305	261
Ukraine Government RegS 7.750%, 9/1/26(3)(4)	125	45
United Mexican States
6.350%, 2/9/35	330	341
6.338%, 5/4/53	200	198
6.400%, 5/7/54	250	250
Total Foreign Government Securities (Identified Cost $6,633)		5,927

Mortgage-Backed Securities—20.4%
Agency—3.8%
Federal Home Loan Mortgage Corporation Pool #SD8309 6.000%, 3/1/53	930	939
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	427	417
Pool #MA4785 5.000%, 10/1/52	432	422
Pool #MA4805 4.500%, 11/1/52	449	428
Pool #MA4980 6.000%, 4/1/53	952	961
Pool #MA5072 5.500%, 7/1/53	430	427
		3,594

Non-Agency—16.6%
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(5)	438	410
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(2)	340	334
Angel Oak Mortgage Trust 2023-1, A1 144A 4.750%, 9/26/67(2)(5)	326	316
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(2)(5)	140	127
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(5)	248	235
2019-2, A1 144A 3.347%, 4/25/49(2)(5)	111	104
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.245%, 3/15/37(2)(5)	205	197
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	115	115
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.223%, 4/15/37(2)(5)	360	362
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.692%, 3/15/41(2)(5)	350	350
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
BX Trust
2019-OC11, B 144A 3.605%, 12/9/41(2)	$ 200	$ 179
2019-OC11, D 144A 3.944%, 12/9/41(2)(5)	345	304
2022-CLS, A 144A 5.760%, 10/13/27(2)	329	330
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(5)	82	74
2016-SH2, M2 144A 3.750%, 12/25/45(2)(5)	118	106
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(5)	304	281
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(2)(5)	593	593
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(2)	350	329
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(2)(5)	115	110
CoreVest American Finance Trust 2020-4, A 144A 1.174%, 12/15/52(2)	141	132
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(5)	190	166
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(5)	137	122
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(5)	19	18
2022-1, A1 144A 2.206%, 1/25/67(2)(5)	426	361
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.139%, 7/15/38(2)(5)	411	411
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	200	188
2020-SFR2, B 144A 1.567%, 10/19/37(2)	335	313
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(5)	19	17
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(5)	162	162
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.814%, 8/15/39(2)(5)	276	277
JPMorgan Chase Mortgage Trust 2014-1, 2A12 144A 3.500%, 1/25/44(2)(5)	26	24
MetLife Securitization Trust
2017-1A, M1 144A 3.454%, 4/25/55(2)(5)	150	131
2019-1A, A1A 144A 3.750%, 4/25/58(2)(5)	66	64
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(2)(5)	337	330
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(5)	121	115
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(5)	100	96
	Par Value(1)	Value

Non-Agency—continued
2017-3, B1 144A 3.250%, 1/25/61(2)(5)	$ 205	$ 174
2019-1, M2 144A 3.500%, 10/25/69(2)(5)	165	146
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	285	296
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(5)	73	68
2015-2A, A1 144A 3.750%, 8/25/55(2)(5)	54	50
2016-1A, A1 144A 3.750%, 3/25/56(2)(5)	45	42
2016-3A, B1 144A 4.000%, 9/25/56(2)(5)	214	199
2016-4A, B1A 144A 4.500%, 11/25/56(2)(5)	206	194
2017-2A, A3 144A 4.000%, 3/25/57(2)(5)	395	373
2019-RPL2, M2 144A 3.750%, 2/25/59(2)(5)	220	191
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(5)	45	41
2022-RTL1, A1F 144A 4.336%, 12/25/26(2)	215	214
2018-1A, A1A 144A 4.000%, 12/25/57(2)(5)	304	287
NewRez Warehouse Securitization Trust 2021-1, C (1 month Term SOFR + 1.164%, Cap N/A, Floor 1.050%) 144A 6.494%, 5/25/55(2)(5)	139	139
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(5)	149	123
OBX Trust 2023-NQM9, A1 144A 7.159%, 10/25/63(2)(5)	140	143
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.676%, 10/19/36(2)(5)	247	248
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(5)	110	110
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 5.115%, 3/25/26(2)(5)	51	51
2021-RPL1, A1 144A 1.319%, 7/25/51(2)(5)	56	50
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(2)	115	106
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(5)	86	73
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(5)	2	2
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(5)	35	33
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(2)(5)	50	41
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(2)(5)	40	39
2016-4, B1 144A 4.030%, 7/25/56(2)(5)	300	283
2017-1, M1 144A 3.750%, 10/25/56(2)(5)	135	129
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2017-4, A2 144A 3.000%, 6/25/57(2)(5)	$ 405	$ 367
2018-2, A2 144A 3.500%, 3/25/58(2)(5)	195	183
2018-6, A2 144A 3.750%, 3/25/58(2)(5)	710	630
2019-2, A2 144A 3.750%, 12/25/58(2)(5)	290	258
2019-4, A2 144A 3.250%, 10/25/59(2)(5)	215	189
2021-1, A2 144A 2.750%, 11/25/61(2)(5)	230	186
2017-6, A2 144A 3.000%, 10/25/57(2)(5)	200	184
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	235	223
2020-SFR2, D 144A 2.281%, 11/17/39(2)	225	199
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	160	148
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(2)(5)	60	58
2021-NPL4, A1 144A 1.868%, 8/25/51(2)(5)	89	86
Verus Securitization Trust
2022-5, A1 144A 3.800%, 4/25/67(2)(5)	312	290
2022-6, A1 144A 4.910%, 6/25/67(2)(5)	237	234
2022-6, A3 144A 4.910%, 6/25/67(2)(5)	245	238
2022-7, A1 144A 5.152%, 7/25/67(2)(5)	171	170
2023-8, A1 144A 6.259%, 12/25/68(2)(5)	279	280
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(2)	36	32
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	347	333
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(5)	50	42
		15,958

Total Mortgage-Backed Securities (Identified Cost $20,405)		19,552

Asset-Backed Securities—17.0%
Automobiles—7.2%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(2)	259	258
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	230	223
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(2)	149	149
2024-1A, B 144A 6.870%, 6/17/30(2)	267	267
	Par Value(1)	Value

Automobiles—continued
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(2)	$ 64	$ 64
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(2)	285	269
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(2)	153	153
2022-N1, C 144A 3.320%, 12/11/28(2)	65	63
2023-N1, C 144A 5.920%, 7/10/29(2)	280	280
2023-N4, C 144A 6.590%, 2/11/30(2)	275	282
2024-N1, B 144A 5.630%, 5/10/30(2)	300	301
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(2)	183	183
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(2)	286	289
Exeter Automobile Receivables Trust 2023-3A, D 6.680%, 4/16/29	272	276
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	183	184
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(2)	155	153
Foursight Capital Automobile Receivables Trust 2021-2, C 144A 1.570%, 7/15/27(2)	230	223
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(2)	265	264
2020-3A, D 144A 2.270%, 5/15/26(2)	116	115
2022-2A, D 144A 6.150%, 4/17/28(2)	290	290
2023-1A, B 144A 6.190%, 6/15/27(2)	324	325
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(2)	290	283
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(2)	290	280
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(2)	140	137
2023-2A, A2 144A 7.090%, 10/16/28(2)	195	196
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(2)	230	230
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	217	218
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(2)	235	235
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	275	273
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	211	212
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(2)	270	269
		6,944

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Consumer Loans—1.8%
ACHV ABS Trust
2023-3PL, B 144A 7.170%, 8/19/30(2)	$ 230	$ 231
2024-1PL, A 144A 5.900%, 4/25/31(2)	270	270
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	232	235
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(2)	283	285
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(2)	290	274
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(2)	285	286
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(2)	104	102
		1,683

Credit Card—0.6%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	290	280
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(2)	285	288
		568

Other—7.4%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(2)	230	239
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(2)	338	307
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(2)	345	336
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	218	225
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(2)	251	228
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	323	299
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(2)	160	161
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(2)	240	240
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(2)	111	102
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(2)	340	308
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(2)	237	237
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	202	189
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(2)	221	219
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(2)	58	54
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	287	278
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(2)	230	239
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(2)	95	86
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(2)	250	252
	Par Value(1)	Value

Other—continued
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	$ 103	$ 97
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	259	240
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	213	204
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(2)	290	265
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	110	109
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(2)	210	210
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	255	257
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(2)	283	284
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	211	214
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	245	241
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	190	190
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(2)	175	160
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	290	290
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(2)	360	350
		7,110

Total Asset-Backed Securities (Identified Cost $16,553)		16,305

Corporate Bonds and Notes—38.8%
Communication Services—1.7%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)	245	70
CCO Holdings LLC
144A 6.375%, 9/1/29(2)	24	23
144A 4.750%, 3/1/30(2)	135	116
CMG Media Corp. 144A 8.875%, 12/15/27(2)	150	99
CSC Holdings LLC 144A 11.750%, 1/31/29(2)	200	200
CT Trust 144A 5.125%, 2/3/32(2)	200	176
DISH DBS Corp.
5.875%, 11/15/24	55	53
7.750%, 7/1/26	120	80
Gray Television, Inc. 144A 7.000%, 5/15/27(2)	145	135
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(2)	155	73
144A 3.625%, 1/15/29(2)	60	27
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)(6)	160	95
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	175	46
Sprint Capital Corp. 8.750%, 3/15/32	190	230
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Communication Services—continued
Telesat Canada 144A 6.500%, 10/15/27(2)	$ 90	$ 36
T-Mobile USA, Inc. 3.875%, 4/15/30	185	173
		1,632

Consumer Discretionary—1.8%
Amer Sports Co. 144A 6.750%, 2/16/31(2)	10	10
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)	200	196
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)	225	206
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	213
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	160	147
Newell Brands, Inc. 6.625%, 9/15/29	144	141
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	175	183
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	105	108
PetSmart, Inc. 144A 7.750%, 2/15/29(2)	55	54
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(2)	140	137
Royal Caribbean Cruises Ltd.
144A 9.250%, 1/15/29(2)	7	7
144A 6.250%, 3/15/32(2)	10	10
Tapestry, Inc. 7.850%, 11/27/33	175	190
Wand NewCo 3, Inc. 144A 7.625%, 1/30/32(2)	5	5
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	115	106
		1,713

Consumer Staples—1.0%
BAT Capital Corp. 7.750%, 10/19/32	220	248
Central American Bottling Corp. 144A 5.250%, 4/27/29(2)	90	85
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(2)	55	55
Kronos Acquisition Holdings, Inc. 144A 7.000%, 12/31/27(2)	80	80
Pilgrim’s Pride Corp. 6.250%, 7/1/33	224	229
Post Holdings, Inc. 144A 6.250%, 2/15/32(2)	70	71
Sigma Holdco B.V. 144A 7.875%, 5/15/26(2)	105	101
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	85	77
		946

Energy—6.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	154	153
	Par Value(1)	Value

Energy—continued
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)	$ 165	$ 170
BP Capital Markets plc 4.875% (7)	305	291
Civitas Resources, Inc. 144A 8.750%, 7/1/31(2)	95	102
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(2)	170	176
144A 6.714%, 8/15/63(2)	55	60
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(2)	184	192
CrownRock LP 144A 5.625%, 10/15/25(2)	110	110
CVR Energy, Inc. 144A 8.500%, 1/15/29(2)	145	147
DT Midstream, Inc. 144A 4.125%, 6/15/29(2)	105	97
Ecopetrol S.A.
4.625%, 11/2/31	215	178
8.875%, 1/13/33	185	194
Enbridge, Inc. 7.625%, 1/15/83	220	226
Energy Transfer LP
Series G 7.125%(7)	95	93
Series H 6.500%(7)	95	93
EQM Midstream Partners LP 144A 6.375%, 4/1/29(2)	40	40
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	310	250
Genesis Energy LP 8.875%, 4/15/30	135	141
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	125	134
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(4)	200	195
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	385	359
Kinder Morgan, Inc. 7.750%, 1/15/32	245	278
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(2)	125	123
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(2)	120	7
Nabors Industries Ltd. 144A 7.250%, 1/15/26(2)	70	70
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(2)	130	129
Occidental Petroleum Corp. 6.125%, 1/1/31	135	140
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (2)(7)(8)	60	3
Pertamina Persero PT 144A 2.300%, 2/9/31(2)	245	202
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	650	59
Petroleos Mexicanos
6.500%, 3/13/27	195	183
6.700%, 2/16/32	240	200
7.690%, 1/23/50	215	154
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	$ 220	$ 202
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	200	205
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)	115	112
Transocean, Inc.
144A 11.500%, 1/30/27(2)	89	93
144A 8.750%, 2/15/30(2)	86	89
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(2)	15	14
144A 4.125%, 8/15/31(2)	100	89
Venture Global LNG, Inc. 144A 9.875%, 2/1/32(2)	180	194
Western Midstream Operating LP 5.250%, 2/1/50	215	192
		6,139

Financials—13.9%
Acrisure LLC
144A 8.250%, 2/1/29(2)	60	60
144A 6.000%, 8/1/29(2)	95	87
AerCap Ireland Capital DAC 2.450%, 10/29/26	150	139
Allianz SE 144A 6.350%, 9/6/53(2)	200	210
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.507%, 8/15/53(5)	230	230
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	240	198
American Express Co. 5.625%, 7/28/34	185	187
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(2)	190	192
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	285	234
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(2)	145	148
Athene Holding Ltd. 6.250%, 4/1/54	55	56
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)	57	55
RegS 3.125%, 7/1/30(4)	34	33
Banco de Credito e Inversiones S.A. 144A 8.750% (2)(7)	200	206
Banco Mercantil del Norte S.A. 144A 6.625% (2)(7)	255	231
Bank of America Corp.
5.015%, 7/22/33	190	187
2.482%, 9/21/36	295	236
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	145	151
Series G 4.700%(7)	165	162
Barclays plc 7.437%, 11/2/33	200	222
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	275	255
Blackstone Private Credit Fund 2.625%, 12/15/26	155	141
	Par Value(1)	Value

Financials—continued
Blue Owl Credit Income Corp. 4.700%, 2/8/27	$ 159	$ 151
Blue Owl Finance LLC 144A 3.125%, 6/10/31(2)	245	205
BPCE S.A. 144A 7.003%, 10/19/34(2)	250	272
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)	120	111
Brookfield Finance, Inc. 6.350%, 1/5/34	230	245
Capital One Financial Corp. 2.359%, 7/29/32	245	189
Charles Schwab Corp. (The) Series H 4.000% (7)	285	240
Citigroup, Inc.
3.980%, 3/20/30	395	372
6.174%, 5/25/34	122	124
Citizens Bank N.A. 2.250%, 4/28/25	250	241
Citizens Financial Group, Inc. 5.841%, 1/23/30	13	13
Corebridge Financial, Inc. 6.875%, 12/15/52	360	360
Discover Bank 4.650%, 9/13/28	250	242
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	345	323
Export-Import Bank Korea 5.125%, 1/11/33	230	234
Fifth Third Bancorp 4.337%, 4/25/33	155	141
GGAM Finance Ltd. 144A 6.875%, 4/15/29(2)	105	105
Glencore Funding LLC 144A 5.634%, 4/4/34(2)	90	90
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)	142	158
144A 6.750%, 3/15/54(2)	40	41
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	115	93
6.450%, 5/1/36	85	91
Grifols S.A. 144A 4.750%, 10/15/28(2)(6)	120	99
HUB International Ltd. 144A 7.375%, 1/31/32(2)	25	25
Huntington Bancshares, Inc. 2.550%, 2/4/30	175	149
JPMorgan Chase & Co.
2.956%, 5/13/31	270	236
1.953%, 2/4/32	430	350
KeyCorp 6.401%, 3/6/35	140	143
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	100	94
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	145	131
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(2)	25	26
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.619%, 4/20/67(5)	181	139
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(2)	120	121
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
MetLife, Inc. Series G 3.850% (7)	$ 195	$ 187
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	195	180
Morgan Stanley
3.950%, 4/23/27	345	333
6.342%, 10/18/33	90	96
5.948%, 1/19/38	152	152
MSCI, Inc. 144A 3.625%, 9/1/30(2)	191	170
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.489%, 4/30/43(5)	139	139
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)	110	101
NatWest Group plc 6.475%, 6/1/34	200	203
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)	77	82
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)	200	209
Northern Trust Corp. 6.125%, 11/2/32	135	143
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(2)	15	15
Prudential Financial, Inc.
5.125%, 3/1/52	73	68
6.750%, 3/1/53	145	151
Sammons Financial Group, Inc. 144A 6.875%, 4/15/34(2)	95	96
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	200	201
State Street Corp.
4.821%, 1/26/34	151	147
Series I 6.700%(7)	120	122
Synchrony Financial
4.875%, 6/13/25	45	44
3.700%, 8/4/26	59	56
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	345	298
Toronto-Dominion Bank (The) 8.125%, 10/31/82	235	246
UBS Group AG 144A 4.988%, 8/5/33(2)	220	211
Wells Fargo & Co.
5.389%, 4/24/34	140	139
Series BB 3.900%(7)	305	290
Series U 5.875%(5)(7)	90	90
		13,343

Health Care—2.5%
Amgen, Inc. 5.650%, 3/2/53	52	53
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(2)	160	152
Community Health Systems, Inc. 144A 4.750%, 2/15/31(2)	125	97
	Par Value(1)	Value

Health Care—continued
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	$ 260	$ 230
Endo Dac 144A 6.000%, 7/15/23(2)(3)	100	6
HCA, Inc.
5.625%, 9/1/28	90	91
5.500%, 6/1/33	225	226
Illumina, Inc. 2.550%, 3/23/31	245	203
LifePoint Health, Inc. 144A 9.875%, 8/15/30(2)	180	188
Medline Borrower LP
144A 6.250%, 4/1/29(2)	30	30
144A 5.250%, 10/1/29(2)	105	99
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)(9)	85	56
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(2)	20	20
144A 10.000%, 4/15/27(2)	66	66
U.S. Acute Care Solutions LLC 144A 6.375%, 3/1/26(2)	165	159
Universal Health Services, Inc. 2.650%, 1/15/32	305	250
Viatris, Inc. 2.700%, 6/22/30	285	242
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	205	186
		2,354

Industrials—3.1%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	189	168
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	200	195
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	205	191
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	188	182
Boeing Co. (The)
3.750%, 2/1/50	85	59
5.930%, 5/1/60	69	65
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	345	294
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	179	170
GFL Environmental, Inc. 144A 6.750%, 1/15/31(2)	10	10
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)	115	113
Hertz Corp. (The)
144A 4.625%, 12/1/26(2)	110	100
144A 5.000%, 12/1/29(2)(6)	120	93
Icahn Enterprises LP
6.250%, 5/15/26	75	72
5.250%, 5/15/27	25	23
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)	110	103
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(2)	35	33
Regal Rexnord Corp. 144A 6.400%, 4/15/33(2)	275	285
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
Sempra Global 144A 3.250%, 1/15/32(2)	$ 297	$ 245
SRS Distribution, Inc. 144A 6.125%, 7/1/29(2)	120	122
TransDigm, Inc. 144A 6.625%, 3/1/32(2)	20	20
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	184	187
Veralto Corp. 144A 5.450%, 9/18/33(2)	195	197
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(6)	95	81
		3,008

Information Technology—1.2%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(2)	125	117
144A 4.000%, 7/1/29(2)	140	130
CommScope Technologies LLC 144A 6.000%, 6/15/25(2)	100	87
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)(6)	30	28
144A 6.500%, 10/15/28(2)(6)	40	36
Dell International LLC 8.100%, 7/15/36	158	191
Leidos, Inc. 2.300%, 2/15/31	285	236
Viasat, Inc. 144A 5.625%, 9/15/25(2)	180	175
Vontier Corp. 2.950%, 4/1/31	170	142
		1,142

Materials—2.6%
ArcelorMittal S.A. 6.800%, 11/29/32	195	209
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)	230	148
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	260	242
Berry Global, Inc. 144A 5.650%, 1/15/34(2)	130	129
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	200	200
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(2)	215	195
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	145	143
INEOS Quattro Finance 2 plc
144A 3.375%, 1/15/26(2)	97	92
144A 9.625%, 3/15/29(2)(6)	200	216
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	175	168
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	100	99
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)	175	179
Taseko Mines Ltd. 144A 7.000%, 2/15/26(2)	125	126
Teck Resources Ltd. 6.125%, 10/1/35	180	186
	Par Value(1)	Value

Materials—continued
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(2)	$ 170	$ 168
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	45	40
		2,540

Real Estate—1.6%
EPR Properties
4.750%, 12/15/26	130	126
3.600%, 11/15/31	150	125
GLP Capital LP
5.250%, 6/1/25	110	109
3.250%, 1/15/32	24	20
6.750%, 12/1/33	105	111
MPT Operating Partnership LP 4.625%, 8/1/29	50	38
Office Properties Income Trust 4.500%, 2/1/25	277	229
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(2)	200	162
Sabra Health Care LP 3.200%, 12/1/31	175	145
Safehold GL Holdings LLC 6.100%, 4/1/34	190	189
VICI Properties LP
4.950%, 2/15/30	65	63
5.125%, 5/15/32	125	119
144A 4.625%, 6/15/25(2)	25	25
144A 5.750%, 2/1/27(2)	85	85
		1,546

Utilities—3.0%
CMS Energy Corp. 4.750%, 6/1/50	445	410
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	200	218
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)	200	225
Ferrellgas LP
144A 5.375%, 4/1/26(2)	45	44
144A 5.875%, 4/1/29(2)	45	43
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	360	365
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)	30	31
144A 8.375%, 2/15/32(2)	50	51
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	306	326
PacifiCorp
5.450%, 2/15/34	105	105
5.800%, 1/15/55	190	187
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)	390	375
Southern Co. (The) Series 21-A 3.750%, 9/15/51	307	287
Sunnova Energy Corp. 144A 5.875%, 9/1/26(2)(6)	155	121
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
Vistra Corp. 144A 8.000% (2)(7)	$ 90	$ 92
		2,880

Total Corporate Bonds and Notes (Identified Cost $39,102)		37,243

Leveraged Loans—11.6%
Aerospace—0.7%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.329%, 2/15/29(5)	64	64
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.180%, 6/7/28(5)	151	151
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.829%, 8/24/28(5)	62	63
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.829%, 8/24/28(5)	24	24
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.733%, 6/21/27(5)	78	80
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.180%, 2/1/28(5)	159	158
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.059%, 8/24/28(5)	135	136
		676

Chemicals—0.6%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.180%, 11/8/27(5)	130	130
Innophos Holdings, Inc. (1 month Term SOFR + 3.364%) 8.695%, 2/5/27(5)	100	99
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.677%, 10/15/28(5)	74	74
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.945%, 12/31/29(5)	40	40
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.419%, 4/3/28(5)	80	80
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 4.000%) 9.326%, 8/1/30(5)	124	125
		548

Consumer Non-Durables—0.3%
Amer Sports Co. (3 month Term SOFR + 3.250%) 8.576%, 2/17/31(5)	15	15
DS Parent, Inc. Tranche B (2 month Term SOFR + 5.500%) 10.813%, 1/31/31(5)	60	59
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.314%, 12/22/26(5)	139	139
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.574% - 9.577%, 7/31/28(5)	53	53
		266

	Par Value(1)	Value

Energy—0.6%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.079%, 12/21/28(5)	$ 150	$ 148
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.327%, 10/4/30(5)	20	20
Hamilton Projects Acquiror LLC (1 month Term SOFR + 4.614%) 9.942%, 6/17/27(5)	83	84
Medallion Midland Acquisition LLC First Lien (3 month Term SOFR + 3.500%) 8.830%, 10/18/28(5)	78	78
NGL Energy Operating LLC (1 month Term SOFR + 4.500%) 9.830%, 2/3/31(5)	20	20
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.436%, 10/5/28(5)	47	47
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(3)(10)	1	—
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.817%, 2/16/28(5)	162	162
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.052%, 2/17/31(5)	50	50
		609

Financials—0.6%
Acrisure LLC
2020, Tranche B (1 month LIBOR + 3.500%) 8.945%, 2/15/27(5)	90	89
2023, Tranche B (1 month Term SOFR + 4.500%) 9.830%, 11/6/30(5)	50	50
AssuredPartners, Inc.
2020 (1 month Term SOFR + 3.614%) 8.942%, 2/12/27(5)	40	40
2023 (1 month Term SOFR + 3.750%) 9.077%, 2/12/27(5)	10	10
Asurion LLC Tranche B-9 (1 month Term SOFR + 3.364%) 8.692%, 7/31/27(5)	96	93
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.327%, 2/27/29(5)	83	83
HUB International Ltd. (3 month Term SOFR + 3.250%) 8.574%, 6/20/30(5)	145	145
Truist Insurance Holdings LLC Tranche B (1 month LIBOR + 0.000%) 0.000%, 3/24/31(5)(11)	115	115
		625

Food / Tobacco—0.6%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.680%, 5/16/29(5)	89	75
Fiesta Purchaser, Inc. (1 month Term SOFR + 4.000%) 9.327%, 2/12/31(5)	35	35
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.659%, 1/24/29(5)	148	138
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 9.057%, 7/12/29(5)	139	139
Sigma Holdco B.V. Tranche B-7 (6 month Term SOFR + 4.910%) 10.286%, 1/2/28(5)	99	99
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.814%, 3/31/28(5)	$ 68	$ 67
		553

Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 10.267%, 2/12/26(5)	100	93
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.326% - 9.329%, 8/14/26(5)	74	75
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.692%, 3/3/28(5)	83	82
		250

Gaming / Leisure—0.6%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 3.750%, 5/31/30(5)	5	5
Caesars Entertainment, Inc.
Tranche B (3 month Term SOFR + 3.350%) 8.663%, 2/6/30(5)	54	54
Tranche B-1 (3 month Term SOFR + 2.750%) 8.040%, 2/6/31(5)	15	15
Carnival Corp. (1 month Term SOFR + 3.000%) 8.319%, 8/9/27(5)	64	65
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.750%) 10.080%, 9/3/30(5)	65	65
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.750%) 9.077%, 1/27/29(5)	45	45
J&J Ventures Gaming LLC (1 month Term SOFR + 4.114%) 9.445%, 4/26/28(5)	78	77
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.762%) 0.000%, 11/12/29(5)(11)	85	85
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.559%, 8/1/30(5)	95	95
Playa Hotels & Resorts B.V. (1 month Term SOFR + 3.250%) 8.579%, 1/5/29(5)	104	104
		610

Health Care—1.7%
Amneal Pharmaceuticals LLC (1 month Term SOFR + 5.500%) 10.830%, 5/4/28(5)	45	45
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 9.330%, 9/29/28(5)	45	45
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.695%, 9/29/28(5)	123	123
Cotiviti Holdings, Inc. (1 month Term SOFR + 3.250%) 0.000%, 2/24/31(5)(11)	65	65
Financiere Mendel Tranche B (3 month Term SOFR + 4.250%) 9.564%, 11/12/30(5)	25	25
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.409%, 10/1/27(5)	101	96
	Par Value(1)	Value

Health Care—continued
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.659%, 8/19/28(5)	$ 111	$ 111
IVC Acquisition Ltd. Tranche B-9 (3 month Term SOFR + 5.500%) 10.809%, 12/12/28(5)	105	105
Lannett Co., Inc. 0.000%, 6/16/30(5)(10)	8	2
Medline Borrower LP Tranche B (1 month Term SOFR + 2.864%) 8.197%, 10/23/28(5)	85	85
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.762%) 9.071%, 11/30/27(5)	116	117
Parexel International, Inc. First Lien (1 month Term SOFR + 3.364%) 8.691%, 11/15/28(5)	49	49
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.577%, 2/21/31(5)	272	268
Radiology Partners, Inc. Tranche C (2 month Term SOFR + 5.262%) 0.000%, 1/31/29(5)(11)	95	91
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.079%, 12/11/26(5)	40	39
Southern Veterinary Partners LLC First Lien (1 month Term SOFR + 4.114%) 9.445%, 10/5/27(5)	65	65
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 9.309%, 9/27/30(5)	100	99
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.824%, 11/20/26(5)	57	54
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.924%) 9.255%, 7/2/25(5)	162	161
Waystar Technologies, Inc. (1 month Term SOFR + 4.000%) 9.330%, 10/22/29(5)	20	20
		1,665

Housing—0.2%
Chariot Buyer LLC First Lien (1 month Term SOFR + 3.750%) 9.080%, 11/3/28(5)	40	40
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.824%, 2/26/29(5)	99	98
MI Windows & Doors LLC 2024 (1 month Term SOFR + 3.600%) 0.000%, 3/20/31(5)(11)	10	10
SRS Distribution, Inc. 2022 (1 month Term SOFR + 3.350%) 8.680%, 6/2/28(5)	15	15
		163

Information Technology—1.5%
Ahead DB Holdings LLC 2024 (3 month Term SOFR + 4.250%) 9.559%, 2/1/31(5)	20	20
Applied Systems, Inc.
2024, First Lien (3 month Term SOFR + 3.500%) 8.809%, 2/24/31(5)	84	85
2024, Second Lien (3 month Term SOFR + 5.250%) 10.559%, 2/23/32(5)	10	10
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.813%, 8/15/29(5)	$ 105	$ 105
BMC Software 2028 (1 month Term SOFR + 4.250%) 9.580%, 12/29/28(5)	20	20
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.309%, 1/31/31(5)	40	40
Central Parent LLC Tranche B (3 month Term SOFR + 4.000%) 9.309%, 7/6/29(5)	45	45
ConnectWise LLC (3 month Term SOFR + 3.762%) 9.110%, 9/29/28(5)	53	53
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 0.000%, 12/12/29(5)(11)	70	69
Epicor Software Corp.
Tranche C (1 month Term SOFR + 3.364%) 8.692%, 7/30/27(5)	105	105
Tranche D (1 month Term SOFR + 3.750%) 9.077%, 7/30/27(5)	10	10
Indicor Tranche B (3 month Term SOFR + 4.000%) 9.302%, 11/22/29(5)	64	65
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 9.324%, 3/2/28(5)	100	98
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.750%) 10.059%, 9/16/30(5)	43	43
NCR Atleos LLC Tranche B (3 month Term SOFR + 4.850%) 10.163%, 3/27/29(5)	100	100
Polaris Newco LLC First Lien (3 month Term SOFR + 4.262%) 9.574%, 6/2/28(5)	99	98
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.692%, 3/10/28(5)	126	126
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.695%, 8/31/28(5)	73	73
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.445%, 4/24/28(5)	102	99
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.930%, 10/7/29(5)	101	101
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.680%, 5/3/27(5)	3	3
Tranche B (3 month Term SOFR + 3.500%) 8.814%, 2/10/31(5)	79	80
		1,448

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 3.600%) 8.925% - 8.926%, 10/8/27(5)	76	76
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 4.750%) 10.321%, 6/23/28(5)	92	92
Second Lien (3 month Term SOFR + 8.512%) 13.821%, 6/25/29(5)	23	23
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.673%, 3/15/30(5)	82	82
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.826%, 9/28/28(5)	105	105
Madison IAQ LLC (1 month Term SOFR + 3.364%) 8.693%, 6/21/28(5)	95	94
	Par Value(1)	Value

Manufacturing—continued
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.677%, 3/17/27(5)	$ 95	$ 95
		567

Media / Telecom - Broadcasting—0.2%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 8.440%, 12/1/28(5)	90	84
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.909%, 12/17/26(5)	94	82
		166

Media / Telecom - Cable/Wireless Video—0.4%
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.825%, 1/18/28(5)	145	139
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.695%, 8/2/29(5)	166	166
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.571%, 11/12/27(5)	89	88
		393

Media / Telecom - Diversified Media—0.3%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.317%, 10/30/30(5)	64	64
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.192%, 7/28/28(5)	90	90
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.580%, 5/3/28(5)	85	84
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.423%, 4/11/29(5)	74	69
		307

Media / Telecom - Telecommunications—0.2%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.680%, 11/22/28(5)	90	90
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.324%, 7/31/25(5)	95	84
Tranche B-12 (3 month LIBOR + 3.688%) 9.263%, 1/31/26(5)	15	13
		187

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.500%) 0.000%, 3/2/29(5)(11)	95	92
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.080%, 8/19/30(5)	35	35
Retail—0.3%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.817%, 11/8/27(5)	82	82
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Retail—continued
EG America LLC Tranche C (3 month Term SOFR + 5.928%) 11.239%, 2/7/28(5)	$ 50	$ 50
PetsMart LLC (1 month Term SOFR + 3.850%) 9.180%, 2/11/28(5)	132	132
		264

Service—1.4%
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.930%, 12/11/28(5)	94	93
BIFM U.S. Finance LLC (2 month Term SOFR + 4.250%) 9.571%, 5/31/28(5)	30	30
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.080%, 3/31/28(5)	89	89
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.291%, 10/15/30(5)	45	45
Garda World Security Corp. (3 month Term SOFR + 4.250%) 9.583%, 2/1/29(5)	105	105
Kuehg Corp. (3 month Term SOFR + 5.000%) 10.302%, 6/12/30(5)	105	105
NAB Holdings LLC First Lien (3 month Term SOFR + 2.900%) 8.209%, 11/23/28(5)	73	73
Omnia Partners LLC (3 month Term SOFR + 3.750%) 9.074%, 7/25/30(5)	100	100
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.814%, 2/7/31(5)	30	30
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.077%, 2/24/28(5)	110	110
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 9.585%, 3/4/28(5)	55	51
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.100%) 8.430%, 2/10/29(5)	102	102
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 9.079%, 6/30/28(5)	90	87
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.442%, 3/28/25(5)	99	99
TMF Sapphire Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.000%) 9.330%, 5/3/28(5)	40	40
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 9.430%, 11/2/27(5)	99	97
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 8.195%, 3/24/28(5)	104	97
		1,353

Transportation - Automotive—0.3%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 8.918%, 12/13/29(5)	110	110
First Brands Group LLC 2022 (3 month Term SOFR + 5.000%) 10.574%, 3/30/27(5)	55	55
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.324%, 10/28/27(5)	78	74
	Par Value(1)	Value

Transportation - Automotive—continued
Wand NewCo 3, Inc. (1 month Term SOFR + 3.750%) 9.080%, 1/30/31(5)	$ 10	$ 10
		249

Utilities—0.1%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.826%, 8/22/29(5)	39	39
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.077%, 1/27/31(5)	101	101
		140

Total Leveraged Loans (Identified Cost $11,121)		11,166

	Shares
Preferred Stocks—0.7%
Financials—0.7%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	250(12)	236
JPMorgan Chase & Co. Series HH, 4.600%	103(12)	101
MetLife, Inc. Series D, 5.875%(6)	128(12)	128
Truist Financial Corp. Series Q, 5.100%	225(12)	209
		674

Total Preferred Stocks (Identified Cost $703)		674

Common Stocks—0.0%
Consumer Discretionary—0.0%
NMG Parent LLC(13)	271	26
West Marine(10)(13)	150	1
		27

Health Care—0.0%
Lannett Co., Inc.(10)(13)	1,387	—
Total Common Stocks (Identified Cost $65)		27

Total Long-Term Investments—98.8% (Identified Cost $98,951)		94,841

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(14)(15)	625,759	626
Total Securities Lending Collateral (Identified Cost $626)		626

TOTAL INVESTMENTS—99.4% (Identified Cost $99,577)		$95,467
Other assets and liabilities, net—0.6%		556
NET ASSETS—100.0%		$96,023
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $53,329 or 55.5% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(9)	Security in default; interest payments are being received.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	This loan will settle after March 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	82%
Canada	3
Mexico	2
United Kingdom	1
France	1
Saudi Arabia	1
Netherlands	1
Other	9
Total	100%
† % of total investments as of March 31, 2024.
As of March 31, 2024, the Series had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.574% - 9.577%, 7/31/28	$6	$6	$6	$—(1)

(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,947	$—	$3,947	$—
Foreign Government Securities	5,927	—	5,927	—
Mortgage-Backed Securities	19,552	—	19,552	—
Asset-Backed Securities	16,305	—	16,305	—
Corporate Bonds and Notes	37,243	—	37,243	—
Leveraged Loans	11,166	—	11,164	2(1)
Equity Securities:
Preferred Stocks	674	—	674	—
Common Stocks	27	—	26	1
Securities Lending Collateral	626	626	—	—
Total Investments	$95,467	$626	$94,838	$3

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Series with an end of period value of $1 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.